Goodwill and Other Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Gross Carrying Amount	$ 325,321,000	$ 325,321,000
Adjustment	140,000	140,000
Accumulated Impairment and Other Charges	215,628,000	215,628,000
Net	109,553,000	109,553,000
Schedule of Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	339,318,000	329,743,000
Accumulated Amortization	179,376,000	175,607,000
Net	159,942,000	154,136,000
Amortization expense related to definite-lived intangible assets	3,800,000	21,300,000	34,800,000
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	4,560,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	4,560,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	4,488,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	3,698,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,698,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	107,856,000
Finite-Lived Intangible Assets, Net, Total	128,860,000
Community Purchase Options [Member]
Schedule of Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	147,610,000	147,610,000
Accumulated Amortization	21,263,000	17,566,000
Net	126,347,000	130,044,000
Management contracts and other [Member]
Schedule of Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	160,626,000	158,041,000
Accumulated Amortization	158,113,000	158,041,000
Net	2,513,000	0
Health care licenses [Member]
Schedule of Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	31,082,000	24,092,000
Accumulated Amortization	0	0
Net	31,082,000	24,092,000
Retirement Centers [Member]
Goodwill [Line Items]
Gross Carrying Amount	7,642,000	7,642,000
Adjustment	34,000	34,000
Accumulated Impairment and Other Charges	487,000	487,000
Net	7,121,000	7,121,000
Assisted Living [Member]
Goodwill [Line Items]
Gross Carrying Amount	102,680,000	102,680,000
Adjustment	106,000	106,000
Accumulated Impairment and Other Charges	142,000	142,000
Net	102,432,000	102,432,000
CCRCs - Rental [Member]
Goodwill [Line Items]
Gross Carrying Amount	56,281,000	56,281,000
Adjustment	0	0
Accumulated Impairment and Other Charges	56,281,000	56,281,000
Net	0	0
CCRCs - Entry Fee [Member]
Goodwill [Line Items]
Gross Carrying Amount	158,718,000	158,718,000
Adjustment	0	0
Accumulated Impairment and Other Charges	158,718,000	158,718,000
Net	$ 0	$ 0